Restructuring and other items (Tables)	3 Months Ended
Mar. 31, 2014
Recognized Restructuring and Other Items, Net	Restructuring and other items recognized comprise:
	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)

Restructuring charges	$-	$4,412
Total	$-	$4,412

Prior Period Restructuring Charges
Details of the movement in this restructuring plan recognized are as follows:

	Workforce Reductions	Office Consolidations (in thousands)	Total
Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Residual balance from prior periods	-	130	130
Total provision recognized	8,131	1,032	9,163
Cash payments	(6,544)	(199)	(6,743)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)

Provision at December 31, 2013	$1,491	$833	$2,324
Cash payments	(645)	(124)	(769)
Foreign exchange movement	3	-	3

Provision at March 31, 2014	$849	$709	$1,558